Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Parenthetical) (Detail) - At fair value [member] - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Loans designated at fair value through profit or loss	$ 113	$ 144
Deposits designated at FVTPL	38,366	35,639
Derivative instrument liabilities	403	139
Other liabilities designated at FVTPL	3	16
Other financial liabilities measured at fair value	$ 150	$ 119